SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Fair value of convertible note		$ 4,203,579
Liability classified warrants	$ 26,388	310,346
Total	26,388	4,513,925
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of convertible note
Liability classified warrants
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of convertible note
Liability classified warrants
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of convertible note		4,203,579
Liability classified warrants	26,388	310,346
Total	$ 26,388	$ 4,513,925